Judicial Deposits - Summary of Detailed Information About Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Statement [Line Items]
Judicial deposits	R$ 600,340	R$ 337,255	R$ 337,460	R$ 333,577
Unaccrued tax lawsuits [Member]
Statement [Line Items]
Judicial deposits	296,529	203,403
Accrued tax lawsuits [Member]
Statement [Line Items]
Judicial deposits	249,576	116,415
Unaccrued civil lawsuits [Member]
Statement [Line Items]
Judicial deposits	6,570	2,541
Accrued civil lawsuits [Member]
Statement [Line Items]
Judicial deposits	2,505	426
Unaccrued labor lawsuits [Member]
Statement [Line Items]
Judicial deposits	14,330	8,683
Accrued labor lawsuits [Member]
Statement [Line Items]
Judicial deposits	R$ 30,830	R$ 5,787